UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-2944
                                                      --------

                     Oppenheimer Rising Dividend Fund, Inc.
               -------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                       Date of fiscal year end: October 31
                                                ----------

                      Date of reporting period: 04/30/2008
                                                ----------

================================================================================

ITEM 1. REPORTS TO STOCKHOLDERS.

APRIL 30, 2008

--------------------------------------------------------------------------------

      Oppenheimer                                               Management
      Rising Dividends                                         Commentaries
      Fund, Inc.*                                                  and
                                                                Semiannual
                                                                 Report

--------------------------------------------------------------------------------

      MANAGEMENT COMMENTARIES

            An Interview with Your Fund's Managers

            Listing of Top Holdings

      SEMIANNUAL REPORT

            Listing of Investments

            Financial Statements

      * PRIOR TO AUGUST 1, 2007, THE FUND'S NAME WAS OPPENHEIMER QUEST VALUE FUND, INC.

                                                         [OPPENHEIMERFUNDS LOGO]

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

TOP TEN COMMON STOCK INDUSTRIES
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels                                               11.2%
--------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment                                   7.9
--------------------------------------------------------------------------------
Pharmaceuticals                                                            6.5
--------------------------------------------------------------------------------
Health Care Equipment & Supplies                                           5.0
--------------------------------------------------------------------------------
Diversified Financial Services                                             4.8
--------------------------------------------------------------------------------
Aerospace & Defense                                                        4.2
--------------------------------------------------------------------------------
Food Products                                                              4.1
--------------------------------------------------------------------------------
Household Products                                                         3.8
--------------------------------------------------------------------------------
Electrical Equipment                                                       3.6
--------------------------------------------------------------------------------
Diversified Telecommunication Services                                     3.3

Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2008, and are based on net assets.

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                       2.6%
--------------------------------------------------------------------------------
General Electric Co.                                                       2.4
--------------------------------------------------------------------------------
Emerson Electric Co.                                                       2.2
--------------------------------------------------------------------------------
Intel Corp.                                                                2.1
--------------------------------------------------------------------------------
Chevron Corp.                                                              2.0
--------------------------------------------------------------------------------
Microchip Technology, Inc.                                                 2.0
--------------------------------------------------------------------------------
Microsoft Corp.                                                            2.0
--------------------------------------------------------------------------------
Linear Technology Corp.                                                    2.0
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                                          2.0
--------------------------------------------------------------------------------
Procter & Gamble Co. (The)                                                 1.9

Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2008, and are based on net assets.

For up-to-date Top 10 Fund holdings, please visit www.oppenheimerfunds.com.

                  11 | OPPENHEIMER RISING DIVIDENDS FUND, INC.

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

SECTOR ALLOCATION

[PIE CHART]

Industrials                          15.9%
Information Technology               13.5
Financials                           13.5
Energy                               13.1
Consumer Staples                     11.7
Health Care                          11.7
Consumer Discretionary                8.2
Telecommunication Services            4.4
Materials                             4.2
Utilities                             3.8

Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2008, and are based on the total market value of common stocks.

                  12 | OPPENHEIMER RISING DIVIDENDS FUND, INC.

NOTES
--------------------------------------------------------------------------------

      Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

      The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc. OppenheimerFunds, Inc. became the Fund's advisor on 11/22/95 and assumed responsibility for the day-to-day management of the Fund's portfolio on 1/1/05. From 11/22/95 to 12/31/04, OpCapAdvisors was the Fund's subadvisor.

      CLASS A shares of the Fund were first publicly offered on 4/30/80. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%. Class A shares are subject to a maximum annual 0.25% asset-based sales charge. Effective January 1, 2003, the Fund's Board of Directors voluntarily reduced the Class A asset-based sales charge to zero, as described in the prospectus.

      CLASS B shares of the Fund were first publicly offered on 9/1/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charges of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

      CLASS C shares of the Fund were first publicly offered on 9/1/93. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

                  13 | OPPENHEIMER RISING DIVIDENDS FUND, INC.

NOTES
--------------------------------------------------------------------------------

      CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

      CLASS Y shares of the Fund were first publicly offered on 12/16/96. Class Y shares are offered only to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals.

      An explanation of the calculation of performance is in the Fund's Statement of Additional Information.

                  14 | OPPENHEIMER RISING DIVIDENDS FUND, INC.

FUND EXPENSES
--------------------------------------------------------------------------------

      FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs:
      (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended April 30, 2008.

      ACTUAL EXPENSES. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

      HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement

                   15 | OPPENHEIMER RISING DIVIDENDS FUND, INC.

FUND EXPENSES Continued
--------------------------------------------------------------------------------

      of Additional Information). Therefore, the "hypothetical" section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                             BEGINNING          ENDING           EXPENSES
                             ACCOUNT            ACCOUNT          PAID DURING
                             VALUE              VALUE            6 MONTHS ENDED
ACTUAL                       NOVEMBER 1, 2007   APRIL 30, 2008   APRIL 30, 2008
-------------------------------------------------------------------------------
Class A                      $ 1,000.00         $    944.90      $    5.38
-------------------------------------------------------------------------------
Class B                        1,000.00              941.30           9.31
-------------------------------------------------------------------------------
Class C                        1,000.00              941.40           9.26
-------------------------------------------------------------------------------
Class N                        1,000.00              943.90           6.69
-------------------------------------------------------------------------------
Class Y                        1,000.00              945.90           4.02

HYPOTHETICAL
(5% return before expenses)
-------------------------------------------------------------------------------
Class A                        1,000.00            1,019.34           5.59
-------------------------------------------------------------------------------
Class B                        1,000.00            1,015.32           9.67
-------------------------------------------------------------------------------
Class C                        1,000.00            1,015.37           9.62
-------------------------------------------------------------------------------
Class N                        1,000.00            1,018.00           6.95
-------------------------------------------------------------------------------
Class Y                        1,000.00            1,020.74           4.18

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended April 30, 2008 are as follows:

CLASS        EXPENSE RATIOS
---------------------------
Class A           1.11%
---------------------------
Class B           1.92
---------------------------
Class C           1.91
---------------------------
Class N           1.38
---------------------------
Class Y           0.83

The expense ratios reflect reduction to custodian expenses and waivers or reimbursements of expenses by the Fund's Manager. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

                  16 | OPPENHEIMER RISING DIVIDENDS FUND, INC.

STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

                                                        SHARES           VALUE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCKS--98.1%
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY--8.0%
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--3.0%
McDonald's Corp.                                       255,000    $ 15,192,900
--------------------------------------------------------------------------------
Yum! Brands, Inc.                                      362,300      14,738,364
                                                                  --------------
                                                                    29,931,264

--------------------------------------------------------------------------------
MEDIA--1.3%
McGraw-Hill Cos., Inc. (The)                           309,500      12,686,405
--------------------------------------------------------------------------------
SPECIALTY RETAIL--2.5%
Staples, Inc.                                          552,300      11,984,910
--------------------------------------------------------------------------------
Tiffany & Co.                                          286,400      12,469,856
                                                                  --------------
                                                                    24,454,766

--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.2%
Nike, Inc., Cl. B                                      180,300      12,044,040
--------------------------------------------------------------------------------
CONSUMER STAPLES--11.5%
--------------------------------------------------------------------------------
BEVERAGES--1.5%
PepsiCo, Inc.                                          217,800      14,925,834
--------------------------------------------------------------------------------
FOOD PRODUCTS--4.1%
Cadbury Schweppes plc, Sponsored ADR                   157,100       7,242,310
--------------------------------------------------------------------------------
Kellogg Co.                                            328,700      16,819,579
--------------------------------------------------------------------------------
Kraft Foods, Inc., Cl. A                               305,900       9,675,617
--------------------------------------------------------------------------------
Nestle SA, Sponsored ADR                                56,200       6,729,950
                                                                  --------------
                                                                    40,467,456

--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--3.8%
Colgate-Palmolive Co.                                  261,900      18,516,330
--------------------------------------------------------------------------------
Procter & Gamble Co. (The)                             280,800      18,827,640
                                                                  --------------
                                                                    37,343,970

--------------------------------------------------------------------------------
TOBACCO--2.1%
Altria Group, Inc.                                     295,408       5,908,160
--------------------------------------------------------------------------------
Philip Morris International, Inc. 1                    295,408      15,074,670
                                                                  --------------
                                                                    20,982,830

--------------------------------------------------------------------------------
ENERGY--12.8%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.6%
Schlumberger Ltd. 2                                    161,000      16,188,550
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--11.2%
Chevron Corp.                                          207,800      19,979,970
--------------------------------------------------------------------------------
ConocoPhillips 2                                       171,500      14,774,725
--------------------------------------------------------------------------------
Exxon Mobil Corp. 2                                    207,735      19,333,896
--------------------------------------------------------------------------------
Occidental Petroleum Corp. 2                           163,700      13,621,477
--------------------------------------------------------------------------------
Petroleo Brasileiro SA, ADR                            114,800      13,939,016
--------------------------------------------------------------------------------
Spectra Energy Corp.                                   585,600      14,464,320
--------------------------------------------------------------------------------
Total SA, Sponsored ADR                                171,039      14,367,276
                                                                  --------------
                                                                   110,480,680

--------------------------------------------------------------------------------
FINANCIALS--13.2%
--------------------------------------------------------------------------------
CAPITAL MARKETS--3.1%
Lehman Brothers Holdings, Inc. 2                       110,700       4,897,368
--------------------------------------------------------------------------------
Northern Trust Corp. 2                                 177,900      13,184,169
--------------------------------------------------------------------------------
UBS AG 1                                               372,878      12,524,972
                                                                  --------------
                                                                    30,606,509

--------------------------------------------------------------------------------
COMMERCIAL BANKS--3.3%
U.S. Bancorp                                           473,400      16,043,526
--------------------------------------------------------------------------------
Wells Fargo & Co.                                      564,632      16,797,802
                                                                  --------------
                                                                    32,841,328

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--4.8%
Bank of America Corp. 2                                410,731      15,418,842
--------------------------------------------------------------------------------
CME Group, Inc. 2                                       13,500       6,175,575
--------------------------------------------------------------------------------
JPMorgan Chase & Co. 2                                 537,100      25,592,815
                                                                  --------------
                                                                    47,187,232

--------------------------------------------------------------------------------
INSURANCE--2.0%
Chubb Corp.                                            226,800      12,013,596
--------------------------------------------------------------------------------
Prudential Financial, Inc. 2                           103,500       7,835,985
                                                                  --------------
                                                                    19,849,581

                  17 | OPPENHEIMER RISING DIVIDENDS FUND, INC.

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                        SHARES           VALUE
--------------------------------------------------------------------------------
HEALTH CARE--11.5%
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--5.0%
Bard (C.R.), Inc.                                      120,400    $ 11,338,068
--------------------------------------------------------------------------------
Baxter International, Inc.                             197,300      12,295,736
--------------------------------------------------------------------------------
Medtronic, Inc.                                        282,300      13,742,364
--------------------------------------------------------------------------------
Stryker Corp.                                          189,700      12,298,251
                                                                  --------------
                                                                    49,674,419

--------------------------------------------------------------------------------
PHARMACEUTICALS--6.5%
Bristol-Myers Squibb Co.                               687,500      15,104,375
--------------------------------------------------------------------------------
Johnson & Johnson                                      185,400      12,438,486
--------------------------------------------------------------------------------
Novartis AG, ADR                                       234,770      11,815,974
--------------------------------------------------------------------------------
Roche Holding AG                                        71,719      11,960,665
--------------------------------------------------------------------------------
Wyeth                                                  274,800      12,220,356
                                                                  --------------
                                                                    63,539,856

--------------------------------------------------------------------------------
INDUSTRIALS--15.6%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--4.2%
Lockheed Martin Corp. 2                                 87,300       9,257,292
--------------------------------------------------------------------------------
Rockwell Collins, Inc.                                 220,600      13,922,066
--------------------------------------------------------------------------------
United Technologies Corp.                              258,921      18,764,005
                                                                  --------------
                                                                    41,943,363

--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.8%
C.H. Robinson Worldwide, Inc. 2                        127,300       7,979,164
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--3.6%
ABB Ltd., Sponsored ADR                                446,900      13,706,423
--------------------------------------------------------------------------------
Emerson Electric Co. 2                                 412,600      21,562,476
                                                                  --------------
                                                                    35,268,899

--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--2.4%
General Electric Co.                                   724,400      23,687,880
--------------------------------------------------------------------------------
MACHINERY--3.3%
Caterpillar, Inc. 2                                    167,700      13,731,276
--------------------------------------------------------------------------------
Deere & Co. 2                                          107,400       9,029,118
--------------------------------------------------------------------------------
Paccar, Inc. 2                                         201,200       9,520,784
                                                                  --------------
                                                                    32,281,178

--------------------------------------------------------------------------------
ROAD & RAIL--1.3%
Norfolk Southern Corp. 2                               216,600      12,905,028
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--13.3%
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.7%
International Business Machines Corp. 2                140,900      17,006,630
--------------------------------------------------------------------------------
IT SERVICES--1.7%
Automatic Data Processing, Inc.                        385,200      17,025,840
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--7.9%
Intel Corp.                                            949,700      21,140,322
--------------------------------------------------------------------------------
Linear Technology Corp.                                559,300      19,553,128
--------------------------------------------------------------------------------
Microchip Technology, Inc.                             536,200      19,705,350
--------------------------------------------------------------------------------
Texas Instruments, Inc.                                583,400      17,011,944
                                                                  --------------
                                                                    77,410,744

--------------------------------------------------------------------------------
SOFTWARE--2.0%
Microsoft Corp.                                        690,530      19,693,916
--------------------------------------------------------------------------------
MATERIALS--4.1%
--------------------------------------------------------------------------------
CHEMICALS--3.1%
BASF SE, Sponsored ADR                                  68,600       9,809,800
--------------------------------------------------------------------------------
Monsanto Co. 2                                          85,000       9,691,700
--------------------------------------------------------------------------------
Praxair, Inc.                                          124,000      11,322,440
                                                                  --------------
                                                                    30,823,940

--------------------------------------------------------------------------------
METALS & MINING--1.0%
Allegheny Technologies, Inc. 2                         137,600       9,471,008
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--4.3%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--3.3%
AT&T, Inc.                                             457,300      17,702,083
--------------------------------------------------------------------------------
Verizon Communications, Inc.                           399,578      15,375,761
                                                                  --------------
                                                                    33,077,844

--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.0%
America Movil SAB de CV, ADR, Series L                 172,600      10,003,896

                  18 | OPPENHEIMER RISING DIVIDENDS FUND, INC.

                                                        SHARES           VALUE
--------------------------------------------------------------------------------
UTILITIES--3.8%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--2.9%
Exelon Corp.                                           117,500    $ 10,043,900
--------------------------------------------------------------------------------
PPL Corp.                                              167,400       8,038,548
--------------------------------------------------------------------------------
Southern Co.                                           268,400       9,992,532
                                                                  --------------
                                                                    28,074,980

--------------------------------------------------------------------------------
MULTI-UTILITIES--0.9%
SCANA Corp.                                            233,200       9,195,077
                                                                  --------------

Total Common Stocks
(Cost $958,594,495)                                                969,054,107

--------------------------------------------------------------------------------
INVESTMENT COMPANY--1.9%
--------------------------------------------------------------------------------

Oppenheimer Institutional Money Market Fund,
Cl. E, 2.90% 3,4
(Cost $19,068,369)                                  19,068,369    $ 19,068,369
--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $978,569,026)                                      100.1%    988,752,246
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS  OF OTHER ASSETS                    (0.1)     (1,074,753)
                                                    ----------------------------
NET ASSETS                                               100.0%   $987,677,493
                                                    ============================

                                        UNITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.1%
--------------------------------------------------------------------------------

UBS AG Rts., Exp. 5/9/08 1
(Cost $906,162)                                     372,878         629,770

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. A sufficient amount of liquid assets has been designated to cover outstanding written call options.

3. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended April 30, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                      SHARES         GROSS         GROSS           SHARES
                            OCTOBER 31, 2007     ADDITIONS    REDUCTIONS   APRIL 30, 2008
-----------------------------------------------------------------------------------------
Oppenheimer Institutional
Money Market Fund, Cl. E           9,358,304   122,345,251   112,635,186       19,068,369

                                                                                 DIVIDEND
                                                                   VALUE           INCOME
-----------------------------------------------------------------------------------------
Oppenheimer Institutional
Money Market Fund, Cl. E                                     $19,068,369         $276,927

4. Rate shown is the 7-day yield as of April 30, 2008.

--------------------------------------------------------------------------------
WRITTEN OPTIONS AS OF APRIL 30, 2008 ARE AS FOLLOWS:
--------------------------------------------------------------------------------

                                               NUMBER OF   EXERCISE   EXPIRATION     PREMIUMS
DESCRIPTION                             TYPE   CONTRACTS      PRICE         DATE     RECEIVED      VALUE
----------------------------------------------------------------------------------------------------------
Allegheny Technologies, Inc.            Call         523   $  90.00      5/19/08   $  147,484   $  2,615
Bank of America Corp.                   Call       2,053      45.00      5/19/08       84,665      8,212
C.H. Robinson Worldwide, Inc.           Call         636      65.00      5/19/08       53,423     56,604
Caterpillar, Inc.                       Call         834      85.00      5/19/08       66,719     64,218
CME Group, Inc.                         Call          68     570.00      5/19/08       50,795      2,720
ConocoPhillips                          Call         858      90.00      5/19/08       29,172     31,746
Deere & Co.                             Call         537      95.00      5/19/08       71,587     26,850
Emerson Electric Co.                    Call          76      60.00      5/19/08        1,824         --
Exxon Mobil Corp.                       Call       1,143      95.00      5/19/08      105,155    128,016
International Business Machines Corp.   Call         812     130.00      5/19/08       31,668      8,120

                  19 | OPPENHEIMER RISING DIVIDENDS FUND, INC.

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued

--------------------------------------------------------------------------------
WRITTEN OPTIONS: Continued
--------------------------------------------------------------------------------

                                               NUMBER OF   EXERCISE   EXPIRATION     PREMIUMS
DESCRIPTION                             TYPE   CONTRACTS      PRICE         DATE     RECEIVED      VALUE
----------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                    Call       2,034   $  52.50      5/19/08   $   80,322   $ 30,510
Lehman Brothers Holdings, Inc.          Call         553      55.00      5/19/08       23,829      2,212
Lockheed Martin Corp.                   Call         107     115.00      5/19/08        2,568        856
Monsanto Co.                            Call         425     145.00      5/19/08       40,392      2,550
Norfolk Southern Corp.                  Call       1,083      65.00      5/19/08       42,237     21,660
Northern Trust Corp.                    Call         890      80.00      5/19/08       45,834     13,350
Occidental Petroleum Corp.              Call         818      85.00      5/19/08      112,065    139,060
Paccar, Inc.                            Call       1,006      55.00      5/19/08       69,413         --
Prudential Financial, Inc.              Call         518      90.00      5/19/08       23,206      5,180
Schlumberger Ltd.                       Call         805     105.00      5/19/08       65,789     96,600
                                                                                   -----------------------
                                                                                   $1,148,147   $641,079
                                                                                   =======================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  20 | OPPENHEIMER RISING DIVIDENDS FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES Unaudited
--------------------------------------------------------------------------------

April 30, 2008
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------------------------------

Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $959,500,657)                                             $   969,683,877
Affiliated companies (cost $19,068,369)                                                     19,068,369
                                                                                       -----------------

                                                                                           988,752,246
--------------------------------------------------------------------------------------------------------
Cash                                                                                           305,181
--------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                            11,765,273
Shares of capital stock sold                                                                 2,636,775
Dividends                                                                                    2,094,416
Other                                                                                           91,885
                                                                                       -----------------
Total assets                                                                             1,005,645,776

--------------------------------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------------------------------

Options written, at value (premiums received $1,148,147)--see accompanying
statement of investments                                                                       641,079
--------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                       15,873,508
Shares of capital stock redeemed                                                               851,775
Distribution and service plan fees                                                             184,365
Directors' compensation                                                                        166,853
Transfer and shareholder servicing agent fees                                                  149,510
Shareholder communications                                                                      75,064
Other                                                                                           26,129
                                                                                       -----------------
Total liabilities                                                                           17,968,283

--------------------------------------------------------------------------------------------------------
NET ASSETS                                                                             $   987,677,493
                                                                                       =================

--------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------------------------------

Par value of shares of capital stock                                                   $    58,846,028
--------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                 938,885,555
--------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                            2,648,901
--------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions             (23,392,772)
--------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and liabilities
denominated in foreign currencies                                                           10,689,781
                                                                                       -----------------

NET ASSETS                                                                             $   987,677,493
                                                                                       =================

                  21 | OPPENHEIMER RISING DIVIDENDS FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------------------

Class A Shares:
Net asset value and redemption price per share (based on net assets of
$727,347,065 and 42,516,082 shares of capital stock outstanding)                   $ 17.11
Maximum offering price per share (net asset value plus sales charge of
5.75% of offering price)                                                           $ 18.15
--------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $96,233,813 and 6,161,804 shares of capital stock outstanding)                  $ 15.62
--------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net
assets of $105,038,539 and 6,742,580 shares of capital stock outstanding)          $ 15.58
--------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $25,275,672
and 1,492,266 shares of capital stock outstanding)                                 $ 16.94
--------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net
assets of $33,782,404 and 1,933,296 shares of capital stock outstanding)           $ 17.47


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  22 | OPPENHEIMER RISING DIVIDENDS FUND, INC.

STATEMENT OF OPERATIONS Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended April 30, 2008

--------------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------------

Dividends:
Unaffiliated companies (net of foreign withholding taxes of $212,625)    $13,538,912
Affiliated companies                                                         276,927
--------------------------------------------------------------------------------------
Interest                                                                      10,680
                                                                         -------------
Total investment income                                                   13,826,519

--------------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------------

Management fees                                                            3,054,151
--------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                      832,217
Class B                                                                      489,055
Class C                                                                      488,668
Class N                                                                       60,049
--------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                      624,907
Class B                                                                       96,726
Class C                                                                      105,011
Class N                                                                       23,940
Class Y                                                                       27,721
--------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                       75,898
Class B                                                                       25,619
Class C                                                                       11,804
Class N                                                                        1,391
Class Y                                                                           51
--------------------------------------------------------------------------------------
Directors' compensation                                                       46,857
--------------------------------------------------------------------------------------
Custodian fees and expenses                                                    8,992
--------------------------------------------------------------------------------------
Administration service fees                                                      750
--------------------------------------------------------------------------------------
Other                                                                         85,378
                                                                         -------------
Total expenses                                                             6,059,185
Less reduction to custodian expenses                                            (653)
Less waivers and reimbursements of expenses                                   (6,497)
                                                                         -------------
Net expenses                                                               6,052,035

--------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                      7,774,484

                  23 | OPPENHEIMER RISING DIVIDENDS FUND, INC.

STATEMENT OF OPERATIONS Unaudited / Continued
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
---------------------------------------------------------------------------------------------------

Net realized gain (loss) on:
Investments from unaffiliated companies (including premiums on options exercised)   $ (22,738,791)
Closing and expiration of option contracts written                                      1,369,759
Foreign currency transactions                                                              (6,890)
                                                                                    ---------------

Net realized loss                                                                     (21,375,922)
---------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                           (45,555,544)
Translation of assets and liabilities denominated in foreign currencies                 1,160,323
Option contracts written                                                                1,163,801
                                                                                     --------------
Net change in unrealized appreciation                                                 (43,231,420)

---------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                $ (56,832,858)
                                                                                    ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  24 | OPPENHEIMER RISING DIVIDENDS FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                                       SIX MONTHS               YEAR
                                                                                            ENDED              ENDED
                                                                                   APRIL 30, 2008        OCTOBER 31,
                                                                                      (UNAUDITED)               2007
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------------------------------

Net investment income                                                              $    7,774,484    $     6,616,116
----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                              (21,375,922)       186,537,231
----------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                 (43,231,420)       (20,385,545)
                                                                                   -----------------------------------

Net increase (decrease) in net assets resulting from operations                       (56,832,858)       172,767,802

----------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------

Dividends from net investment income:
Class A                                                                                (9,838,818)        (4,792,814)
Class B                                                                                  (380,793)                --
Class C                                                                                  (562,129)            (9,190)
Class N                                                                                  (259,606)           (93,284)
Class Y                                                                                  (574,874)          (297,663)
                                                                                   -----------------------------------

                                                                                      (11,616,220)        (5,192,951)
----------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                              (120,222,197)       (63,896,270)
Class B                                                                               (18,834,727)       (12,582,695)
Class C                                                                               (17,808,645)        (9,368,304)
Class N                                                                                (4,096,188)        (2,112,011)
Class Y                                                                                (5,921,597)        (3,076,914)
                                                                                   -----------------------------------

                                                                                     (166,883,354)       (91,036,194)

----------------------------------------------------------------------------------------------------------------------
CAPITAL STOCK TRANSACTIONS
----------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting from capital stock transactions:
Class A                                                                               153,625,264         19,782,053
Class B                                                                                10,684,638        (21,500,208)
Class C                                                                                28,772,558          2,175,100
Class N                                                                                 5,482,535          1,589,417
Class Y                                                                                (1,050,624)         8,020,197
                                                                                   -----------------------------------

                                                                                      197,514,371         10,066,559

----------------------------------------------------------------------------------------------------------------------
NET ASSETS
----------------------------------------------------------------------------------------------------------------------

Total increase (decrease)                                                             (37,818,061)        86,605,216
----------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                 1,025,495,554        938,890,338
                                                                                   -----------------------------------
End of period (including accumulated net investment income of $2,648,901
and $6,490,637, respectively)                                                      $  987,677,493    $ 1,025,495,554
                                                                                   ===================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  25 | OPPENHEIMER RISING DIVIDENDS FUND, INC.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                SIX MONTHS
                                     ENDED
                            APRIL 30, 2008                                                              YEAR ENDED OCTOBER 31,
CLASS A                        (UNAUDITED)              2007              2006              2005          2004            2003
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning
of period                    $       22.09         $   20.54         $   22.00         $   19.91     $   18.30       $   15.03
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from
investment operations:
Net investment income                  .16 1             .18 1             .15 1             .18 1         .13 1           .07
Net realized and unrealized
gain (loss)                          (1.29)             3.50              2.71              2.10          1.53            3.20
                             ------------------------------------------------------------------------------------------------------
Total from investment
operations                           (1.13)             3.68              2.86              2.28          1.66            3.27
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or
distributions to shareholders:
Dividends from net
investment income                     (.28)             (.15)             (.14)             (.17)         (.05)             --
Distributions from net
realized gain                        (3.57)            (1.98)            (4.18)             (.02)           --              --
                             ------------------------------------------------------------------------------------------------------
Total dividends and/or
distributions to
shareholders                         (3.85)            (2.13)            (4.32)             (.19)         (.05)             --
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
period                       $       17.11         $   22.09         $   20.54         $   22.00     $   19.91       $   18.30
                             ======================================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET
VALUE 2                              (5.51)%           19.51%            15.15%            11.51%         9.11%          21.76%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period
(in thousands)               $     727,347         $ 744,513         $ 667,857         $ 648,207     $ 671,678       $ 613,601
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets
(in thousands)               $     700,153         $ 714,497         $ 648,589         $ 674,531     $ 662,530       $ 518,901
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net
assets: 3
Net investment income                 1.80%             0.84%             0.77%             0.85%         0.66%           0.48%
Total expenses                        1.11% 4,5,6       1.13% 4,5,6       1.17% 4,5,6       1.24% 5       1.37% 5,7       1.51% 5,7
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                 23%              189%              108%              129%           13%             17%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

        Six Months Ended April 30, 2008     1.11%
        Year Ended October 31, 2007         1.13%
        Year Ended October 31, 2006         1.17%

5. Reduction to custodian expenses less than 0.005%.

6. Waiver or reimbursement of indirect management fees less than 0.005%.

7. Voluntary waiver of transfer agent fees less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                 26 | OPPENHEIMER RISING DIVIDENDS FUND, INC.

                                               SIX MONTHS
                                                    ENDED
                                           APRIL 30, 2008                                                  YEAR ENDED OCTOBER 31,
CLASS B                                       (UNAUDITED)          2007            2006          2005         2004          2003
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period       $        20.36     $   19.09      $    20.75     $   18.77    $   17.36     $   14.37
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                          .08 1          -- 1,2        (.01) 1        .01 1       (.03) 1       (.18)
Net realized and unrealized gain (loss)             (1.19)         3.25            2.53          1.99         1.44          3.17
                                           ----------------------------------------------------------------------------------------
Total from investment operations                    (1.11)         3.25            2.52          2.00         1.41          2.99
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                 (.06)           --              --            --           --            --
Distributions from net realized gain                (3.57)        (1.98)          (4.18)         (.02)          --            --
                                           ----------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                     (3.63)        (1.98)          (4.18)         (.02)          --            --
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $        15.62     $   20.36      $    19.09     $   20.75    $   18.77     $   17.36
                                           ========================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                  (5.87)%       18.54%          14.19%        10.65%        8.12%        20.81%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)   $       96,234     $ 111,226      $  124,694     $ 133,285    $ 164,156     $ 213,433
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)          $       98,412     $ 120,149      $  126,145     $ 152,012    $ 192,420     $ 209,546
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                         1.00%         0.02%          (0.04)%        0.05%       (0.19)%       (0.30)%
Total expenses                                       1.92% 5       1.95% 5         1.99% 5       2.09%        2.23%         2.35%
Expenses after payments,  waivers and/or
reimbursements and reduction
to custodian expenses                                1.92%         1.95%           1.99%         2.08%        2.23%         2.31%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                23%          189%            108%          129%          13%           17%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund were as follows:

       Six Months Ended April 30, 2008  1.92%
       Year Ended October 31, 2007      1.95%
       Year Ended October 31, 2006      1.99%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  27 | OPPENHEIMER RISING DIVIDENDS FUND, INC.

FINANCIAL HIGHLIGHTS continued
--------------------------------------------------------------------------------


                                               SIX MONTHS
                                                    ENDED
                                           APRIL 30, 2008                                             YEAR ENDED OCTOBER 31,
CLASS C                                       (UNAUDITED)          2007         2006         2005          2004         2003
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period       $        20.35     $   19.09    $   20.75     $  18.79      $  17.37     $  14.38
------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                          .08 1         .01 1       (.01) 1        -- 1,2      (.03) 1      (.08)
Net realized and unrealized gain (loss)             (1.18)         3.23         2.53         2.00          1.45         3.07
                                           -----------------------------------------------------------------------------------
Total from investment operations                    (1.10)         3.24         2.52         2.00          1.42         2.99
------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income                 (.10)           -- 2         --         (.02)           --           --
Distributions from net realized gain                (3.57)        (1.98)       (4.18)        (.02)           --           --
                                           -----------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                     (3.67)        (1.98)       (4.18)        (.04)           --           --
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $        15.58     $   20.35    $   19.09     $  20.75      $  18.79     $  17.37
                                           ===================================================================================

------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                  (5.86)%       18.49%       14.19%       10.66%         8.18%       20.79%
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)   $      105,038     $ 100,557    $  91,390     $ 88,272      $ 82,634     $ 76,529
------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)          $       98,379     $  97,225    $  88,297     $ 89,578      $ 81,073     $ 68,992
------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                         0.99%         0.04%       (0.05)%       0.01%        (0.18)%      (0.32)%
Total expenses                                       1.91% 5       1.94% 5      1.99% 5      2.06%         2.21%        2.35%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                   1.91%         1.94%        1.99%        2.06%         2.21%        2.33%
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                23%          189%         108%         129%           13%          17%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund were as follows:

       Six Months Ended April 30, 2008 1.91%
       Year Ended October 31, 2007     1.94%
       Year Ended October 31, 2006     1.99%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  28 | OPPENHEIMER RISING DIVIDENDS FUND, INC.

                                                     SIX MONTHS
                                                          ENDED
                                                 APRIL 30, 2008                                     YEAR ENDED OCTOBER 31,
CLASS N                                             (UNAUDITED)       2007        2006        2005        2004        2003
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period             $        21.86    $ 20.35    $  21.83    $  19.77    $  18.19    $  14.99
------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                       .13 1      .12 1       .09 1       .11 1       .06 1       .02
Net realized and unrealized gain (loss)                   (1.27)      3.46        2.69        2.10        1.53        3.18
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          (1.14)      3.58        2.78        2.21        1.59        3.20
------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                       (.21)      (.09)       (.08)       (.13)       (.01)         --
Distributions from net realized gain                      (3.57)     (1.98)      (4.18)       (.02)         --          --
------------------------------------------------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                           (3.78)     (2.07)      (4.26)       (.15)       (.01)         --
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $        16.94    $ 21.86    $  20.35    $  21.83    $  19.77    $  18.19
                                                 =============================================================================

------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                        (5.61)%    19.12%      14.83%      11.21%       8.73%      21.35%
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)         $       25,276    $ 25,522   $ 22,052    $ 22,418    $ 18,706    $ 12,361
------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $       24,166    $ 23,724   $ 21,756    $ 21,527    $ 15,716    $  9,847
------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                      1.53%       0.56%      0.48%       0.51%       0.30%       0.17%
Total expenses                                             1.38% 4     1.41% 4    1.46% 4     1.53%       1.71%       1.87%
Expenses after payments, waivers and/or
reimbursements and reduction to custodian
expenses                                                   1.38%      1.41%       1.46%       1.53%       1.71%       1.82%
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      23%       189%        108%        129%         13%         17%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

      Six Months Ended April 30, 2008   1.38%
      Year Ended October 31, 2007       1.41%
      Year Ended October 31, 2006       1.46%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  29 | OPPENHEIMER RISING DIVIDENDS FUND, INC.

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

                                                     SIX MONTHS
                                                          ENDED
                                                 APRIL 30, 2008                                      YEAR ENDED OCTOBER 31,
CLASS Y                                             (UNAUDITED)        2007        2006        2005        2004        2003
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period             $        22.51    $  20.89    $  22.33    $  20.19    $  18.53    $  15.19
------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                       .19 1       .23 1       .19 1       .24 1       .18 1       .07
Net realized and unrealized gain (loss)                   (1.33)       3.56        2.75        2.14        1.54        3.27
                                                 -----------------------------------------------------------------------------
Total from investment operations                          (1.14)       3.79        2.94        2.38        1.72        3.34
------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                       (.33)       (.19)       (.20)       (.22)       (.06)         --
Distributions from net realized gain                      (3.57)      (1.98)      (4.18)       (.02)         --          --
                                                 -----------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                           (3.90)      (2.17)      (4.38)       (.24)       (.06)         --
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $        17.47    $  22.51    $  20.89    $  22.33    $  20.19    $  18.53
                                                 =============================================================================

------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                        (5.41)%     19.79%      15.34%      11.84%       9.34%      21.99%
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)         $       33,782    $ 43,678    $ 32,897    $ 32,926    $ 30,344    $ 31,571
------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $       34,684    $ 37,219    $ 30,419    $ 32,408    $ 28,011    $ 26,426
------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                      2.12%       1.08%       0.98%       1.08%       0.90%       0.69%
Total expenses                                             0.83% 4     0.89% 4     0.96% 4     0.98%       1.15%       1.37%
Expenses after payments, waivers and/or
reimbursements and reduction to custodian expenses         0.83%       0.89%       0.96%       0.98%       1.15%       1.30%
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      23%        189%        108%        129%         13%         17%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

      Six Months Ended April 30, 2008   0.83%
      Year Ended October 31, 2007       0.89%
      Year Ended October 31, 2006       0.96%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  30 | OPPENHEIMER RISING DIVIDENDS FUND, INC.

NOTES TO FINANCIAL STATEMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES
Oppenheimer Rising Dividends Fund, Inc. (the "Fund"), Inc., is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek total return. The Fund's investment adviser is OppenheimerFunds, Inc. (the "Manager").

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge ("CDSC"). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the closing price reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected

                  31 | OPPENHEIMER RISING DIVIDENDS FUND, INC.

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Shares of a registered investment company that are not traded on an exchange are valued at the acquired investment company's net asset value per share. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Directors.

      Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
INVESTMENTS IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

--------------------------------------------------------------------------------
INVESTMENTS WITH OFF-BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on

                  32 | OPPENHEIMER RISING DIVIDENDS FUND, INC.

a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting period ends.

      During the fiscal year ended October 31, 2007, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year.

      As of April 30, 2008, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $21,375,922 expiring by 2016. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended April 30, 2008, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2008 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

            Federal tax cost of securities           $ 979,766,676
            Federal tax cost of other investments        1,148,147
                                                     -------------
            Total federal tax cost                   $ 980,914,823
                                                     =============
            Gross unrealized appreciation            $  59,207,296
            Gross unrealized depreciation              (50,728,794)
                                                     -------------
            Net unrealized appreciation              $   8,478,502
                                                     =============


                  33 | OPPENHEIMER RISING DIVIDENDS FUND, INC .

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

DIRECTORS' COMPENSATION. On November 19, 2007, the Fund's Board of Directors voted to freeze participation in the retirement plan for the Board's independent directors by not adding new participants to the plan after December 31, 2007. Active independent directors who have accrued benefits under the plan prior to the freeze date will elect a distribution method with respect to their benefits. Benefits already accrued under the plan for Directors who were participants prior to that freeze date are not affected.

During the six months ended April 30, 2008, the Fund's projected benefit obligations, payments to retired directors and accumulated liability were as follows:

           Projected Benefit Obligations Increased       $  33,666
           Payments Made to Retired Directors                4,754
           Accumulated Liability as of April 30, 2008      154,369

The Board of Directors has adopted a compensation deferral plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Director under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Director. The Fund purchases shares of the funds selected for deferral by the Director in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of directors' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed

                  34 | OPPENHEIMER RISING DIVIDENDS FUND, INC.

trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF CAPITAL STOCK

The Fund has authorized 125 million shares of $1.00 par value capital stock in aggregate to be apportioned among each class of shares. Transactions in shares of capital stock were as follows:

                               SIX MONTHS ENDED APRIL 30,  2008     YEAR ENDED OCTOBER 31,   2007
                                      SHARES             AMOUNT          SHARES            AMOUNT
----------------------------------------------------------------------------------------------------
CLASS A
Sold                               5,680,995     $   99,354,269       5,009,941    $  104,403,897
Dividends and/or
distributions reinvested           7,026,877        123,248,113       3,398,517        64,945,667
Redeemed                          (3,902,230)       (68,977,118)     (7,213,070)     (149,567,511)
                              ----------------------------------------------------------------------
Net increase                       8,805,642     $  153,625,264       1,195,388    $   19,782,053
                              ======================================================================

----------------------------------------------------------------------------------------------------
CLASS B
Sold                                 957,550     $   15,229,902         749,963    $   14,369,461
Dividends and/or
distributions reinvested           1,155,137         18,533,247         677,674        12,021,942
Redeemed                          (1,414,793)       (23,078,511)     (2,495,510)      (47,891,611)
                              ----------------------------------------------------------------------
Net increase (decrease)              697,894     $   10,684,638      (1,067,873)   $  (21,500,208)
                              ======================================================================

                  35 | OPPENHEIMER RISING DIVIDENDS FUND, INC.

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF CAPITAL STOCK Continued

                                SIX MONTHS ENDED APRIL 30, 2008       YEAR ENDED OCTOBER 31, 2007
                                      SHARES             AMOUNT          SHARES            AMOUNT
----------------------------------------------------------------------------------------------------
CLASS C
Sold                               1,505,423     $   24,053,238         760,457    $   14,594,068
Dividends and/or
distributions reinvested           1,074,153         17,204,624         491,475         8,718,769
Redeemed                            (778,119)       (12,485,304)     (1,098,913)      (21,137,737)
                              ----------------------------------------------------------------------
Net increase                       1,801,457     $   28,772,558         153,019    $    2,175,100
                              ======================================================================

----------------------------------------------------------------------------------------------------
CLASS N
Sold                                 320,733     $    5,482,120         294,508    $    6,048,921
Dividends and/or
distributions reinvested             233,293          4,055,916         110,855         2,101,806
Redeemed                            (229,232)        (4,055,501)       (321,789)       (6,561,310)
                              ----------------------------------------------------------------------
Net increase                         324,794     $    5,482,535          83,574    $    1,589,417
                              ======================================================================

----------------------------------------------------------------------------------------------------
CLASS Y
Sold                                 131,855     $    2,457,245       1,082,214    $   23,426,737
Dividends and/or
distributions reinvested             362,637          6,494,677         173,679         3,374,577
Redeemed                            (501,890)       (10,002,546)       (889,917)      (18,781,117)
                              ----------------------------------------------------------------------
Net increase (decrease)               (7,398)    $   (1,050,624)        365,976    $    8,020,197
                              ======================================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended April 30, 2008, were as follows:

                                         PURCHASES            SALES
           --------------------------------------------------------
           Investment securities     $ 241,313,188    $ 219,337,434

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

              FEE SCHEDULE
              ------------------------------
              Up to $800 million       0.65%
              Next $700 million        0.60
              Next $1.0 billion        0.58
              Over $2.5 billion        0.56

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services ("OFS"), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a

                  36 | OPPENHEIMER RISING DIVIDENDS FUND, INC.

per account fee. For the six months ended April 30, 2008, the Fund paid $886,306 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the "Distributor") acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Distribution and Service Plan for Class A shares. Under the plan, the Fund pays a service fee to the Distributor of 0.25% of the average annual net assets of Class A shares. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Under the plan, the Fund may also pay an asset-based sales charge to the Distributor. Beginning January 1, 2003, the Board of Directors set the annual asset-based sales charge rate at zero. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans (the "Plans") for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Directors and its independent directors must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the Plans at March 31, 2008 for Class B, Class C and Class N shares were $3,704,856, $3,782,010 and $548,711, respectively. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                  37 | OPPENHEIMER RISING DIVIDENDS FUND, INC.

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

                                        CLASS A         CLASS B         CLASS C         CLASS N
                       CLASS A       CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                     FRONT-END         DEFERRED        DEFERRED        DEFERRED        DEFERRED
                 SALES CHARGES    SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
SIX MONTHS         RETAINED BY      RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
ENDED              DISTRIBUTOR      DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
-------------------------------------------------------------------------------------------------
April 30, 2008    $    210,890    $       3,380    $     71,586    $      5,927    $        238
-------------------------------------------------------------------------------------------------

WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the six months ended April 30, 2008, the Manager waived $6,497 for IMMF management fees.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into foreign currency exchange contracts ("forward contracts") for the purchase or sale of a foreign currency at a negotiated rate at a future date.

      Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.

      Risks to the Fund include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received.

      As of April 30, 2008, the Fund had no outstanding forward contracts.

--------------------------------------------------------------------------------
6. OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

      Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of

                 38 | OPPENHEIMER RISING DIVIDENDS FUND, INC.

Operations. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations.

      Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Options written are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities.

      The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.

Written option activity for the six months ended April 30, 2008 was as follows:

                                             CALL OPTIONS
                              ---------------------------
                                NUMBER OF       AMOUNT OF
                                CONTRACTS        PREMIUMS
---------------------------------------------------------
Options outstanding as of
October 31, 2007                    1,621    $    139,797
Options written                    40,996       2,514,044
Options closed or expired         (26,026)     (1,467,530)
Options exercised                    (812)        (38,164)
                              ---------------------------
Options outstanding as of
April 30, 2008                     15,779    $  1,148,147
                              ===========================

--------------------------------------------------------------------------------
7. RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of April 30, 2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

                  39 | OPPENHEIMER RISING DIVIDENDS FUND, INC.

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                  40 | OPPENHEIMER RISING DIVIDENDS FUND, INC.



ITEM 2. CODE OF ETHICS.

Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S AUDIT COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Audit Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      - the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      - a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      - any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      - the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 04/30/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1) Not applicable to semiannual reports.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rising Dividend Fund, Inc.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date: 06/10/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date: 06/10/2008

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer
Date: 06/10/2008